Taxation - Deferred tax assets and liabilities - Components (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation
Net operating loss carry forward	¥ 71,588	¥ 142,793
Allowance for doubtful accounts	27,229	17,208
Payroll and accrued expenses	2,898	2,148
Deductible advertisement expenses	94	158
Long-term equity investment impairment	2,400
Total deferred tax assets	104,209	162,307
Less: Valuation allowance	(96,920)	(153,840)	¥ (162,491)	¥ (159,143)
Deferred tax assets	¥ 7,289	¥ 8,467